Derivatives (Tables)	12 Months Ended
Dec. 31, 2012
Derivatives [Abstract]
Schedule of interest rate swaps not designated as hedges and interest rate swaps

	2012	2011
Notional amount	$1,358	$1,423
Weighted average receive rate	5.33%	5.33%
Weighted average pay rate	3.47%	3.31%
Weighted average maturity (years)	1.0	2.0
Fair value of interest-rate swap	$29	$46

Summary information about the interest-rate swaps between the Corporation and outside parties is as follows:

	2012	2011
Notional amount	$1,358	$1,423
Weighted average pay rate	5.33%	5.33%
Weighted average receive rate	3.47%	3.31%
Weighted average maturity (years)	1.0	2.0
Fair value of interest-rate swap	$(29)	$(46)